Impairment of non-current assets	9 Months Ended
Sep. 30, 2023
Impairment of non-current assets
Impairment of non-current assets

17.Impairment of non-current assets

As of September 30, 2023, the Company did not identify impairment indicators that the book value of its assets exceeds its recoverable value, considering the market conditions, the international prices and indicators of crude oil and products and the geopolitical context.

However, there are immaterial impairment charges associated to specific projects for $9,338 in Refinería de Cartagena S.A.S., in other assets for $1,758 in Interconexión Eléctrica S.A. E.S.P., and for $29 in Invercolsa.